Payden California Municipal Social Impact Fund
1
Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
General Obligation  (57%
)
645,000 Abag Finance Authority for Nonprofit Corps A,
5.00%, 9/02/26  $ 646
100,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/28 BAM (a) 100
250,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/32 BAM (a) 250
1,500,000 Antelope Valley Community College District ,
5.00%, 8/01/44  1,456
300,000 Brentwood Infrastructure Financing Authority ,
4.00%, 10/01/36  305
2,545,000 California Community Choice Financing
Authority B-1, 4.00%, 2/01/52 (b) 2,538
560,000 California Community Choice Financing
Authority 1, 5.00%, 2/01/54 (b) 589
1,280,000 California Community Choice Financing
Authority , 5.00%, 5/01/54 (b) 1,352
3,500,000 California Community Choice Financing
Authority B, 5.00%, 1/01/55 (b) 3,645
1,350,000 California Community Choice Financing
Authority F, 5.00%, 2/01/55 (b) 1,431
6,420,000 California Community Choice Financing
Authority E, 5.00%, 2/01/55 (b) 6,816
1,190,000 California Community Choice Financing
Authority H, 5.00%, 1/01/56 (b) 1,287
2,270,000 California Community Choice Financing
Authority B, 5.00%, 3/01/56 (b) 2,406
1,590,000 California Community Choice Financing
Authority , 5.50%, 10/01/54 (b) 1,710
255,000 California Earthquake Authority A, 5.60%,
7/01/27  258
1,000,000 California Infrastructure & Economic
Development Bank A, 3.25%, 8/01/29  1,014
1,150,000 California State Public Works Board C, 5.00%,
9/01/26  1,183
1,000,000 California State Public Works Board A, 5.00%,
4/01/34  1,134
1,700,000 California State Public Works Board B2, 7.80%,
3/01/35  1,959
1,460,000 California State Public Works Board G2, 8.36%,
10/01/34  1,718
1,580,000 City & County of San Francisco CA C, 3.00%,
6/15/33  1,519
1,510,000 City of Los Angeles CA , 5.00%, 6/25/26  1,546
130,000 Coronado Community Development Agency
Successor Agency A, 5.00%, 9/01/33  130
1,000,000 County of Santa Barbara CA B, AMT, 5.00%,
12/01/36  1,026
835,000 El Rancho Unified School District , 2.68%,
8/01/28 (c) 771
1,125,000 Fontana Unified School District , 3.00%, 8/01/40
BAM-TCRS (a) 921
1,025,000 Grossmont Union High School District , 4.00%,
8/01/33  1,026
850,000 Hartnell Community College District A, 0.06%,
8/01/36 (c) 499
1,095,000 Hartnell Community College District B, 3.00%,
8/01/45  810
2,000,000 Inglewood Unified School District B, 5.50%,
8/01/43  2,171
1,000,000 Jefferson Union High School District B, 5.00%,
8/01/44  1,042
Principal
or Shares Security Description
Value
(000)
2,000,000 Los Angeles County Facilities Inc. A, 5.00%,
12/01/43  $ 2,024
500,000 Los Angeles County Public Works Financing
Authority B, 5.00%, 12/01/31  503
8,925,000 Los Angeles County Public Works Financing
Authority D, 5.00%, 12/01/45  8,854
1,790,000 Los Angeles County Public Works Financing
Authority , 7.49%, 8/01/33  1,958
1,050,000 Los Angeles Unified School District A, 5.00%,
7/01/32  1,202
2,415,000 Los Angeles Unified School District 1, 5.00%,
7/01/40  2,610
1,000,000 Los Angeles Unified School District , 5.00%,
7/01/43  1,046
500,000 Municipal Improvement Corp. of Los Angeles B,
5.00%, 11/01/31  514
1,360,000 National School District C, 5.00%, 8/01/46  1,406
1,000,000 Ontario Public Financing Authority A, 5.00%,
11/01/44  1,036
2,575,000 Ontario Public Financing Authority A, 5.00%,
11/01/45  2,652
1,000,000 Palo Alto Unified School District , 3.25%, 8/01/42  868
1,275,000 Panama-Buena Vista Union School District ,
3.00%, 8/01/35  1,256
1,500,000 Peralta Community College District D, 4.00%,
8/01/39  1,500
330,000 Peralta Community College District 3, 4.35%,
8/05/25 (b) 330
1,000,000 Peralta Community College District 1, 5.00%,
8/01/45  1,052
1,000,000 Pittsburg Unified School District A, 5.00%,
8/01/43 AGC (a) 1,044
4,830,000 Sacramento Area Flood Control Agency , 5.00%,
10/01/47  4,841
3,075,000 San Bernardino Community College District B,
5.00%, 8/01/42  3,216
550,000 San Diego Public Facilities Financing Authority
B, 5.00%, 10/15/32  552
1,500,000 San Diego Unified School District 5C, 5.00%,
7/01/39  1,642
1,400,000 San Diego Unified School District F2, 5.00%,
7/01/42  1,472
2,380,000 San Diego Unified School District 3, 5.00%,
7/01/48  2,442
725,000 San Francisco City & County Redevelopment
Agency Successor Agency B, 5.00%, 8/01/40
AGC (a) 775
1,050,000 San Francisco City & County Redevelopment
Agency Successor Agency B, 5.00%, 8/01/43
AGC (a) 1,095
2,590,000 San Joaquin Valley Clean Energy Authority A,
5.50%, 1/01/56 (b) 2,860
1,000,000 San Leandro Unified School District B, 5.00%,
8/01/43 BAM (a) 1,010
1,810,000 Saugus Union School District School Facilities
Improvement District No 2014-1 C, 3.00%,
8/01/37  1,572
200,000 Simi Valley Public Financing Authority A,
5.00%, 10/01/29  200
2,560,000 Southwestern Community College District D,
3.00%, 8/01/41  2,059
1,500,000 State Center Community College District B,
3.00%, 8/01/39  1,267
1,850,000 State of California , 4.00%, 8/01/34  1,972

Payden Mutual Funds
Payden California Municipal Social Impact Fund
continued
Principal
or Shares Security Description
Value
(000)
1,000,000 State of California CU, 4.85%, 12/01/46  $ 1,014
1,330,000 State of California , 5.00%, 3/01/30  1,476
2,740,000 State of California , 5.00%, 3/01/31  3,079
1,725,000 State of California , 5.00%, 3/01/32  1,954
3,700,000 State of California , 5.00%, 8/01/46  3,717
3,750,000 State of California , 5.00%, 10/01/47  3,757
2,455,000 Stockton Unified School District A, 5.00%,
8/01/45 BAM (a) 2,534
45,000 Temecula Valley Unified School District D,
3.00%, 8/01/44  33
350,000 Union City Community Redevelopment Agency
Successor Agency A, 5.00%, 10/01/35  351
1,575,000 West Sonoma County Union High School District
D, 5.00%, 8/01/50  1,605
Total General Obligation (Cost - $119,884) 119,608
Mortgage Backed  (1%
)
1,850,951 Freddie Mac Multifamily ML Certificates 2023-
ML16, 2.75%, 11/25/35  1,656
Revenue  (38%
)
Airport/Port  (3%)
1,200,000 City of Los Angeles Department of Airports B,
AMT, 5.00%, 5/15/33  1,249
1,375,000 City of Los Angeles Department of Airports D,
5.00%, 5/15/45  1,424
2,000,000 City of Los Angeles Department of Airports ,
AMT, 5.50%, 5/15/38  2,133
400,000 City of Palm Springs CA Passenger Facility
Charge Revenue , AMT, 5.00%, 6/01/26 BAM (a) 400
5,206
Education  (6%)
1,000,000 California Educational Facilities Authority A,
5.25%, 10/01/44  961
750,000 California State University B3, 3.13%,
11/01/51 (b) 752
2,000,000 California State University A, 5.00%, 11/01/37  2,211
1,080,000 Modesto Elementary School District A, 5.00%,
8/01/45  1,126
1,000,000 Modesto High School District B, 5.00%, 8/01/45  1,042
235,000 Oxnard School District , 5.00%, 8/01/45 BAM (a)
(b) 235
1,540,000 Redwoods Community College District , 5.00%,
8/01/44 BAM (a) 1,597
2,330,000 University of California S, 5.00%, 5/15/39  2,468
1,310,000 University of California CA, 5.00%, 5/15/40  1,407
1,200,000 University of California BS, 5.00%, 5/15/42  1,262
13,061
Facility  (0%)
1,035,000 Abag Finance Authority for Nonprofit Corps. ,
3.50%, 12/01/30 (b) 1,035
Healthcare  (6%)
500,000 California Health Facilities Financing Authority ,
5.00%, 2/01/31  517
440,000 California Health Facilities Financing Authority
A, 5.00%, 8/15/32  448
1,015,000 California Health Facilities Financing Authority ,
5.00%, 10/01/39 (b) 1,054
1,750,000 California Health Facilities Financing Authority
B, 5.00%, 11/15/46  1,751
705,000 California Health Facilities Financing Authority ,
5.00%, 11/15/49  679
Principal
or Shares Security Description
Value
(000)
2,450,000 California Health Facilities Financing Authority
A, 5.25%, 12/01/42  $ 2,480
750,000 California Municipal Finance Authority A, AMT,
4.38%, 9/01/53 (b) 765
325,000 California Municipal Finance Authority B, 5.00%,
5/15/37 (a) 332
5,000,000 Regents of the University of California Medical
Center Pooled Revenue O-2, 2.35%, 5/15/45 (b) 5,000
13,026
Housing  (10%)
2,940,256 California Housing Finance Agency K, 3.75%,
12/01/33 (a) 2,871
757,520 California Housing Finance Agency 2021, 3.75%,
3/25/35  742
1,360,000 California Housing Finance Agency V, 5.00%,
5/01/54 (b) 1,389
2,390,000 California Housing Finance Agency A, 6.25%,
8/01/55 (a) 2,491
2,449,645 California Municipal Finance Authority A, 2.65%,
3/01/40 (a) 1,847
2,400,000 California Municipal Finance Authority B, 3.00%,
10/01/29 (b) 2,403
520,000 California Municipal Finance Authority 1, 5.00%,
6/01/56 (b) 548
964,296 California Statewide Communities Development
Authority C, 2.00%, 7/01/38 (a) 681
1,000,000 California Statewide Communities Development
Authority , 5.00%, 11/01/39 (a) 1,080
3,211,626 City & County of San Francisco CA J, 2.55%,
7/01/39 (a) 2,357
2,479,082 Freddie Mac Multifamily ML Certificates , 2.25%,
9/25/37  2,052
130,490 Freddie Mac Multifamily ML Certificates ML,
2.88%, 7/25/36  112
1,800,000 Sacramento County Housing Authority D, 2.35%,
5/15/31 (b) 1,800
20,373
Industrial Development/Pollution Control  (2%)
2,500,000 California Infrastructure & Economic
Development Bank A, AMT 144A, 9.50%,
1/01/65 (b)(d) 2,230
1,405,000 County of Santa Barbara CA A, 5.00%, 12/01/38  1,458
625,000 Golden State Tobacco Securitization Corp., B,
3.00%, 6/01/46 (a) 554
4,242
Power  (1%)
820,000 Sacramento Municipal Utility District D, 5.00%,
8/15/49 (b) 911
Transportation  (3%)
900,000 Bay Area Toll Authority , 4.00%, 4/01/37  893
1,000,000 Port of Los Angeles B1, 5.00%, 8/01/41  1,082
4,590,000 San Diego County Regional Transportation
Commission A, 5.00%, 4/01/48  4,599
6,574
Water & Sewer  (7%)
1,500,000 City of San Francisco CA Public Utilities
Commission Water Revenue F, 5.00%, 11/01/29  1,677
1,000,000 City of San Francisco CA Public Utilities
Commission Water Revenue A, 5.00%, 11/01/30  1,137

Principal
or Shares Security Description
Value
(000)
1,000,000 City of San Francisco CA Public Utilities
Commission Water Revenue F, 5.00%, 11/01/39  $ 1,136
2,275,000 East Bay Municipal Utility District Water System
Revenue B, 5.00%, 6/01/32  2,616
1,300,000 East Bay Municipal Utility District Water System
Revenue B, 5.00%, 6/01/45  1,375
2,000,000 Metropolitan Water District of Southern
California 3, 5.00%, 7/01/37 (b) 2,232
1,450,000 Rancho Water District Financing Authority A,
3.00%, 8/01/40  1,230
2,470,000 San Diego Public Facilities Financing Authority
A, 5.00%, 10/15/44  2,473
100,000 San Diego Public Facilities Financing Authority
Water Revenue A, 5.00%, 8/01/32  102
13,978
Total Revenue (Cost - $79,327) 78,406
Principal
or Shares Security Description
Value
(000)
Investment Company  (6%
)
13,370,206 Payden Cash Reserves Money Market Fund*
(Cost $13,370) $ 13,370
Total Investments (Cost - $214,244) (102%)
213,040
Liabilities in excess of Other Assets (-2%) (4,135)
Net Assets (100%) $ 208,905
* Affiliated investment.
(a) Payment of principal and/or interest is insured against default by a monoline insurer.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(c) Yield to maturity at time of purchase.
(d) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 43 Sep-25 $ 8,900 $ (9) $ (9)